                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:   6/30/05
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/12/05
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   231,563,000
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

             Form 13F Information Table - Birinyi Associates 6/30/05

                                                                                                    Column 8
          Column 1                                    Column 4       Column 5       Column 6    Voting authority
          Name of              Column 2     Column 3   Value   Shrs or        Put/ Investment -------------------
           Issuer           Title of class   CUSIP   (x $1000) prn amt SH/PRN Call discretion   Sole  Shared None
--------------------------- -------------- --------- --------- ------- ------ ---- ---------- ------- ------ ----
SPDR Trust Series 1               ETF      78462F103  $21,060  176,710                SOLE    176,710
Google Inc                   COMMON STOCK  38259P508  $ 8,354   28,400                SOLE     28,400
Exxon Mobil Corp             COMMON STOCK  30231G102  $ 6,724  117,000                SOLE    117,000
General Electric Co          COMMON STOCK  369604103  $ 6,283  181,336                SOLE    181,336
Citigroup Inc                COMMON STOCK  172967101  $ 5,394  116,687                SOLE    116,687
Berkshire Hathaway Inc       COMMON STOCK  084670108  $ 5,177       62                SOLE         62
DIAMONDS Trust Series I           ETF      252787106  $ 5,004   48,700                SOLE     48,700
Altria Group Inc             COMMON STOCK  02209S103  $ 4,442   68,700                SOLE     68,700
Chevron Corp                 COMMON STOCK  166764100  $ 3,926   70,216                SOLE     70,216
Washington Post Co/The       COMMON STOCK  939640108  $ 3,925    4,700                SOLE      4,700
American Express Co          COMMON STOCK  025816109  $ 3,415   64,150                SOLE     64,150
International Business
   Machines Corp             COMMON STOCK  459200101  $ 3,150   42,450                SOLE     42,450
Consolidated Edison Inc      COMMON STOCK  209115104  $ 2,977   63,550                SOLE     63,550
Dell Inc                     COMMON STOCK  24702R101  $ 2,948   74,700                SOLE     74,700
Microsoft Corp               COMMON STOCK  594918104  $ 2,935  118,150                SOLE    118,150
3M Co                        COMMON STOCK  88579Y101  $ 2,823   39,050                SOLE     39,050
Progressive Corp/The         COMMON STOCK  743315103  $ 2,609   26,400                SOLE     26,400
Bank of America Corp         COMMON STOCK  060505104  $ 2,596   56,928                SOLE     56,928
Yahoo! Inc                   COMMON STOCK  984332106  $ 2,562   73,940                SOLE     73,940
United Technologies Corp     COMMON STOCK  913017109  $ 2,542   49,500                SOLE     49,500
Johnson & Johnson            COMMON STOCK  478160104  $ 2,522   38,800                SOLE     38,800
eBay Inc                     COMMON STOCK  278642103  $ 2,327   70,500                SOLE     70,500
Apple Computer Inc           COMMON STOCK  037833100  $ 2,087   56,700                SOLE     56,700
Goldman Sachs Group Inc      COMMON STOCK  38141G104  $ 2,071   20,300                SOLE     20,300
Wal-Mart Stores Inc          COMMON STOCK  931142103  $ 1,996   41,402                SOLE     41,402
Rydex S&P Equal Weight ETF        ETF      78355W106  $ 1,940   12,450                SOLE     12,450
Dow Chemical Co/The          COMMON STOCK  260543103  $ 1,921   43,150                SOLE     43,150
FedEx Corp                   COMMON STOCK  31428X106  $ 1,914   23,625                SOLE     23,625
Procter & Gamble Co          COMMON STOCK  742718109  $ 1,783   33,800                SOLE     33,800
Pfizer Inc                   COMMON STOCK  717081103  $ 1,782   64,622                SOLE     64,622
Tyco International Ltd       COMMON STOCK  902124106  $ 1,729   59,200                SOLE     59,200
People's Bank/Bridgeport CT  COMMON STOCK  710198102  $ 1,629   53,878                SOLE     53,878
UST Inc                      COMMON STOCK  902911106  $ 1,552   34,000                SOLE     34,000
Morgan Stanley               COMMON STOCK  617446448  $ 1,548   29,500                SOLE     29,500
Merrill Lynch & Co Inc       COMMON STOCK  590188108  $ 1,502   27,300                SOLE     27,300
iShares Lehman Treasury
   Inflation Protected
   Securities Fund                ETF      464287176  $ 1,496   13,950                SOLE     13,950
Bear Stearns Cos Inc/The     COMMON STOCK  073902108  $ 1,429   13,750                SOLE     13,750
ConocoPhillips               COMMON STOCK  20825C104  $ 1,380   24,000                SOLE     24,000
Eli Lilly & Co               COMMON STOCK  532457108  $ 1,362   24,450                SOLE     24,450
Deere & Co                   COMMON STOCK  244199105  $ 1,261   19,250                SOLE     19,250
SAN Juan Basin Royalty TR        TRUST     798241105  $ 1,259   30,000                SOLE     30,000
Schlumberger Ltd             COMMON STOCK  806857108  $ 1,219   16,050                SOLE     16,050
American International
   Group Inc                 COMMON STOCK  026874107  $ 1,208   20,800                SOLE     20,800
Sears Holdings Corp          COMMON STOCK  812350106  $ 1,199    8,000                SOLE      8,000
Boeing Co                    COMMON STOCK  097023105  $ 1,188   18,000                SOLE     18,000
Countrywide Financial Corp   COMMON STOCK  222372104  $ 1,180   30,550                SOLE     30,550
Amgen Inc                    COMMON STOCK  031162100  $ 1,168   19,322                SOLE     19,322
Caterpillar Inc              COMMON STOCK  149123101  $ 1,144   24,000                SOLE     24,000
Lehman Brothers Holdings
   Inc                       COMMON STOCK  524908100  $ 1,107   11,150                SOLE     11,150
iShares Lehman 7-10 Year
   Treasury Bond Fund             ETF      464287440  $ 1,091   12,550                SOLE     12,550
NVR Inc                      COMMON STOCK  62944T105  $   972    1,200                SOLE      1,200
Texas Instruments Inc        COMMON STOCK  882508104  $   911   32,450                SOLE     32,450
Intel Corp                   COMMON STOCK  458140100  $   881   33,850                SOLE     33,850

             Form 13F Information Table - Birinyi Associates 6/30/05

                                                                                                    Column 8
          Column 1                                    Column 4       Column 5       Column 6    Voting authority
          Name of              Column 2     Column 3   Value   Shrs or        Put/ Investment -------------------
           Issuer           Title of class   CUSIP   (x $1000) prn amt SH/PRN Call discretion   Sole  Shared None
--------------------------- -------------- --------- --------- ------- ------ ---- ---------- ------- ------ ----
Valero Energy Corp           COMMON STOCK  91913Y100  $   870   11,000                SOLE     11,000
Qualcomm Inc                 COMMON STOCK  747525103  $   797   24,150                SOLE     24,150
Vornado Realty Trust         COMMON STOCK  929042109  $   752    9,350                SOLE      9,350
SBC Communications Inc       COMMON STOCK  78387G103  $   751   31,620                SOLE     31,620
JPMorgan Chase & Co          COMMON STOCK  46625H100  $   691   19,550                SOLE     19,550
Unilever NV                       ADR      904784709  $   687   10,600                SOLE     10,600
Research In Motion Ltd       COMMON STOCK  760975102  $   683    9,250                SOLE      9,250
Whole Foods Market Inc       COMMON STOCK  966837106  $   650    5,500                SOLE      5,500
Amazon.Com Inc               COMMON STOCK  023135106  $   637   19,250                SOLE     19,250
New Century Financial Corp       REIT      6435EV108  $   630   12,250                SOLE     12,250
Marsh & McLennan Cos Inc     COMMON STOCK  571748102  $   609   22,000                SOLE     22,000
HCA Inc                      COMMON STOCK  404119109  $   567   10,000                SOLE     10,000
Peoples Energy Corp          COMMON STOCK  711030106  $   543   12,500                SOLE     12,500
Alliance Capital Management
   Holding LP                 PARTNERSHIP  01855A101  $   514   11,000                SOLE     11,000
Cisco Systems Inc            COMMON STOCK  17275R102  $   499   26,177                SOLE     26,177
Best Buy Co Inc              COMMON STOCK  086516101  $   457   10,000                SOLE     10,000
Starbucks Corp               COMMON STOCK  855244109  $   439    8,500                SOLE      8,500
KB Home                      COMMON STOCK  48666K109  $   381    5,000                SOLE      5,000
DR Horton Inc                COMMON STOCK  23331A109  $   376    9,999                SOLE      9,999
Cummins Inc                  COMMON STOCK  231021106  $   373    5,000                SOLE      5,000
Aetna Inc                    COMMON STOCK  00817Y108  $   373    4,500                SOLE      4,500
McDonald's Corp               PARTNERSHIP  580135101  $   370   13,350                SOLE     13,350
Home Depot Inc               COMMON STOCK  437076102  $   370    9,500                SOLE      9,500
Campbell Soup Co             COMMON STOCK  134429109  $   346   11,250                SOLE     11,250
Coca-Cola Co/The             COMMON STOCK  191216100  $   334    8,000                SOLE      8,000
Genentech Inc                COMMON STOCK  368710406  $   302    3,760                SOLE      3,760
Berkshire Hathaway Inc       COMMON STOCK  084670207  $   295      106                SOLE        106
Brandywine Realty Trust          REIT      105368203  $   294    9,600                SOLE      9,600
IAC/InterActiveCorp          COMMON STOCK  44919P300  $   264   11,000                SOLE     11,000
Fannie Mae                   COMMON STOCK  313586109  $   263    4,500                SOLE      4,500
BJ Services Co               COMMON STOCK  055482103  $   262    5,000                SOLE      5,000
Verizon Communications Inc   COMMON STOCK  92343V104  $   256    7,400                SOLE      7,400
Wachovia Corp                COMMON STOCK  929903102  $   248    5,000                SOLE      5,000
Beazer Homes USA Inc         COMMON STOCK  07556Q105  $   240    4,200                SOLE      4,200
Reynolds American Inc        COMMON STOCK  761713106  $   236    3,000                SOLE      3,000
iShares MSCI EAFE Index
   Fund                           ETF      464287465  $   236    4,500                SOLE      4,500
Anheuser-Busch Cos Inc       COMMON STOCK  035229103  $   229    5,000                SOLE      5,000
Wyeth                        COMMON STOCK  983024100  $   223    5,000                SOLE      5,000
Kellogg Co                   COMMON STOCK  487836108  $   222    5,000                SOLE      5,000
Kohl's Corp                  COMMON STOCK  500255104  $   215    3,850                SOLE      3,850
Raytheon Co                  COMMON STOCK  755111507  $   215    5,500                SOLE      5,500
Chicago Mercantile Exchange
   Holdings Inc              COMMON STOCK  167760107  $   207      700                SOLE        700
Telefonica SA                     ADR      879382208  $   200    4,096                SOLE      4,096
Neomedia Technologies Inc    COMMON STOCK  640505103  $     5   10,000                SOLE     10,000
Government of Canada 121/24      Bond      016410357  $   400  400,000                SOLE    400,000